Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Transactions with Related Parties

The following significant transactions took place between the Company and related parties within the BW Group and Swire Pacific Offshore Holdings Group at terms agreed between the parties:

EUR’000	2023	2022	2021
Sales and purchases of goods and services
Costs related to guarantees fees to BW Group Limited	(7,576)	(5,307)	(1,853)
Costs related to bunker supply to Hafnia Pools Pte Ltd (Member of BW Group)	(1,597)	(2,537)	—
Cost related to training courses to BW Maritime Pte. Ltd	(26)	—	—
Cost related to administrative expenses to Scorpio Services Holding	(17)	—	—
Cost related to share lending fees to BW Altor Pte. Ltd.	—	(85)	—
Cost related to travel expenses for board meetings to BW Maritime Pte. Ltd	—	(3)	—
Costs related to performance guarantees to Swire Pacific Offshore Holdings Group	—	(157)	(684)
Crew hire expenses paid to the Swire Pacific Offshore Holdings Group	—	(115)	(11,461)
Receivables from Scorpio Kamsarmax Pools at reported period	136	—	—
Receivables from Ultramax Pools at reported period	456	—	—
Payables to Hafnia Pools Pte Ltd at reported period	—	1	—
Management fees paid to the Swire Pacific Offshore Holdings Group	—	—	(197)
Payables to Swire Pacific Offshore Holdings Group at reported period	—	—	63
EUR’000	2023	2022	2021
Payables to Scorpio Commercial Management at reported period	4	—	—
Payables to Scorpio Service Management at reported period	6	—	—
Payables to Scorpio Services Holding at reported period	141	—	—
Payables to Scorpio UK at reported period	1	—	—
Payables to BW Altor Pte. Ltd. at reported period	—	85	—
Payables to BW Maritime Pte. Ltd at reported period	10	3	—